Note 8 - Subsequent Events	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
NOTE
8
– SUBSEQUENT EVENTS

On
September
8th,
2017,
“Hoverink Biotechnologies, Inc., a Delaware corporation, (the “ Company ”), with the approval of its board of directors and shareholders owning a majority of the Company
’s issued and outstanding shares by written consent in lieu of a meeting, filed a Certificate of Change (the “ Certificate of Change ”) with the Secretary of State of Delaware.

As a result of the Certificate of Change, the Company will be changing its name to “Hoverink Biotechnologies, Inc.” , effective as of
September 11, 2017.